Mortgage Loans (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Our debt is as follows (in thousands, except percentages):

	Contractual Maturity Date		Principal Amount as of
		Interest Rate	December 31, 2012	December 31, 2011
Variable-Rate Debt
Plaza Las Fuentes mortgage loan (1) (2)	8/9/2016	4.50%	$33,031	$33,574
KPMG Tower A-Note (3)	10/9/2013	3.21%	320,800	—
KPMG Tower B-Note (4)	10/9/2013	5.31%	44,200	—
Total variable-rate debt			398,031	33,574

Fixed-Rate Debt
Wells Fargo Tower	4/6/2017	5.70%	550,000	550,000
Gas Company Tower	8/11/2016	5.10%	458,000	458,000
777 Tower	11/1/2013	5.84%	273,000	273,000
US Bank Tower (5)	7/1/2013	4.66%	260,000	260,000
Plaza Las Fuentes mezzanine loan (6)	8/9/2016	9.88%	11,250	11,250
Total fixed-rate debt			1,552,250	1,552,250

Debt Extended/Properties Disposed During 2012
Two California Plaza			—	470,000
KPMG Tower			—	400,000
Glendale Center			—	125,000
500 Orange Tower			—	110,000
Stadium Towers Plaza			—	100,000
801 North Brand			—	75,540
Brea Corporate Place			—	70,468
Brea Financial Commons			—	38,532
3800 Chapman			—	44,370
700 North Central			—	27,460
Total debt extended/properties disposed during 2012			—	1,461,370
Total debt			1,950,281	3,047,194
Debt discount			(542)	(1,199)
Total debt, net			$1,949,739	$3,045,995
__________

(1)
This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.

(2)
On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)	This loan bears interest at LIBOR plus 3.00%.

(4)	This loan bears interest at LIBOR plus 5.10%.

(5)
On March 11, 2013, we entered into an agreement to sell US Bank Tower. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. Provided the transaction closes as expected, the $260.0 million loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(6)
As discussed above, on May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes. Provided the transaction closes as expected, the $11.2 million mezzanine loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Schedule of Maturities of Debt
As of December 31, 2012, our debt to be repaid in the next five years is as follows (in thousands):

2013 (1) (2)	$898,573
2014 (2)	600
2015 (2)	627
2016 (2) (3)	500,481
2017	550,000
$1,950,281
__________

(1)
On March 11, 2013, we entered into an agreement to sell US Bank Tower. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. Provided the transaction closes as expected, the $260.0 million loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(2)
On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance (of which $573 is due during 2013, $600 is due during 2014, $627 is due during 2014, and $31,231 is due during 2016) will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)
As discussed above, on May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes. Provided the transaction closes as expected, the $11.2 million mezzanine loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”